GOODWILL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Alohar	Dec. 12, 2013 Alohar
Gross amount:
Beginning balance	$ 9,680	$ 9,582
Goodwill arising from acquisitions	26,297			26,297
Exchange differences	282	98
Ending balance	36,259	9,680	9,582
Accumulated goodwill impairment loss:
Beginning balance	(843)	(835)
Exchange differences	(25)	(8)
Ending balance	(868)	(843)	(835)
Goodwill, net	35,391	8,837			26,297
Impairment charges	$ 0	$ 0	$ 0
Period of financial forecasts for cash flow projections	5 years